Legal claim contingency	12 Months Ended
Dec. 31, 2022
Legal claim contingency
Legal claim contingency

24.Legal claim contingency

Sigma Brazil is a party to a labour proceeding filed against Sigma Brazil and the estimated payout is $1.6 million (R$6 million) should the final judgment be favorable to the claimant against Sigma Brazil. The proceeding is at its appeal stage. Sigma Brazil has been advised by its legal counsel that the likelihood of loss is possible, but not probable. Accordingly, no provision for any liability has been made in these consolidated financial statements.